Inventories (Details Textual) - USD ($)	Mar. 31, 2019	Dec. 31, 2018
Inventories (Textual)
Transferred inventories amount to R&D expenses		$ 11,029
Transferred from construction in progress	$ 895,014
Transferred from prepayment - equipment	$ 54,625